Share-Based Compensation - Additional information (Details) ¥ in Thousands, $ in Thousands			6 Months Ended			12 Months Ended
	Apr. 28, 2020 CNY (¥)	Dec. 21, 2018 shares	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
Share-Based Compensation
Share-based compensation expense			¥ 9,207	$ 1,375	¥ 22,956	¥ 22,956
Total unrecognized compensation expense			7,029
Share-based compensation expenses			¥ 9,207	$ 1,375	¥ 22,956	¥ 22,956
Total unrecognized compensation expense, weighted average recognition period			4 months 20 days	4 months 20 days
Stock options
Share-Based Compensation
Grantees agreed not to exercise any stock option (in months)	12 months
Impact on total compensation cost from incremental fair value	¥ 0
2018 Plan | Stock options
Share-Based Compensation
Maximum aggregate number of shares that may be issued | shares		260,454,163
2018 Plan | Vesting first year | Stock options
Share-Based Compensation
Percentage of Vesting rights		30.00%
Vesting Period		12 months
2018 Plan | Vesting second year | Stock options
Share-Based Compensation
Percentage of Vesting rights		30.00%
Vesting Period		2 years
2018 Plan | Vesting third year | Stock options
Share-Based Compensation
Percentage of Vesting rights		40.00%
Vesting Period		36 months